Acquisitions, Investments and Disposals (Details)															1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 09, 2026 USD ($) $ / shares shares	Mar. 09, 2026 USD ($) $ / shares shares	Mar. 08, 2026 USD ($)	Feb. 13, 2026 USD ($)	Nov. 05, 2025 USD ($)	Sep. 16, 2025 shares	Jun. 23, 2025 shares	May 06, 2025 shares	Feb. 27, 2025 USD ($) $ / shares shares	Nov. 26, 2024 USD ($) shares	Nov. 11, 2024 shares	Sep. 20, 2024 USD ($) shares	Jul. 26, 2024 USD ($) $ / shares shares	Jul. 17, 2024 USD ($) shares	Mar. 09, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	May 31, 2026 shares	Apr. 30, 2026 USD ($) $ / shares shares	Mar. 06, 2026 $ / shares	Dec. 26, 2025	Nov. 09, 2025 $ / shares	Sep. 09, 2025	Jan. 02, 2025 shares
Acquisitions, Investments and Disposals (Details) [Line Items]
Number of subsidiaries included in acquisition									3
Market price (in Dollars per share) | $ / shares																$ 5.25			$ 5.25
Amortization expense																$ 2,783	$ 6,630		$ 5,568	$ 13,261	$ 39,873
Total consideration	$ 11,676,828	$ 11,676,828													$ 11,676,828
Interest income																99,908			127,604
Discount balance																84,927			84,927
Notes payable, net of debt discount and issuance costs																					419,056
Revenue																173,941	196,946		377,668	488,830	1,278,994	1,498,874
Total purchase price					$ 69,127								$ 109,000								$ 14,439,924
Exercise price (in Dollars per share) | $ / shares																					$ 11.4
Net Income (Loss) Attributable to Parent																$ (2,485,286)	(1,338,009)		$ (16,907,472)	(3,342,606)	$ (8,054,471)	(2,114,952)
Purchase price (in Shares) | shares						100,000	100,000
Shares received (in Shares) | shares								17,000,000		1,992
Percentage of issued and outstanding common stock	19.98%	19.98%													19.98%
Acquired equity percentage			80.02%							1.00%
Equity valuation			$ 14,439,924
Purchase price			$ 11,554,827
Goodwill																						5,450
VTAK [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Market price (in Dollars per share) | $ / shares	$ 1.37	$ 1.37													$ 1.37	$ 0.85			$ 0.85					$ 1.03
Trademarks and Trade Names [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Amortization expense																					$ 363,905
Estimated useful life																					15 years
Developed Technology [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Estimated useful life																					5 years
Common Stock [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Common stock exchange ratio (in Dollars per share) | $ / shares																					$ 20
Warrant coverage																					10.00%
Expected dividend yield [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted
Flewber Global, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Consideration transferred									$ 14,439,924
Intercompany receivables									$ 367,609
Shares issued upon conversion (in Shares) | shares									750
Flewber Global, Inc. [Member] | Developed Technology Rights [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Intangible assets acquired, life									5 years
Flewber Global, Inc. [Member] | Trademarks and Trade Names [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Intangible assets acquired, life									5 years
Amortization expense																$ 0	$ 109,172		$ (82,485)	$ 145,562
Flewber Global, Inc. [Member] | Warrant [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares									375,503
Fair value of shares									$ 6,726,164
Fly Flyte, Inc. [Member] | SEG Jets, LLC [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Voting rights																												19.98%
Enzylotics, Inc [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares										1,992
Voting rights										1.00%
MineralRite Corporation [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares								4,500
Voting rights								1.00%
Shares acquired in combination (in Shares) | shares								17,000,000
Business Acquisitions [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Fair value of shares													$ 38,150								$ 367,609
Business Acquisitions [Member] | Warrant [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares													65,000								375,503
Fair value of shares													$ 70,850								$ 6,726,164
Exercise price (in Dollars per share) | $ / shares													$ 24
Business Acquisitions [Member] | Common Stock [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares													1,750								52,807
Fair value of shares													$ (38,150)								$ 950,526
Hollywall Entertainment, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares														726,769
Fair value of shares														$ 16,578
Hollywall Entertainment, Inc. [Member] | Common Stock [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares														829
Murge E-Commerce, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Voting rights												4.99%
Know-how [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Purchase price																						43,600
Website and App [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Purchase price																						16,350
Customer List [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Purchase price																						$ 43,600
Geopulse Explorations, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Shares received (in Shares) | shares														1,084
Acquired equity percentage														0.50%
Consideration transferred, fair value														$ 18,208
Murge E-Commerce, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Acquired equity percentage												49.00%
Shares reserved (in Shares) | shares												100,000,000
THEPOWERHOUSE LLC [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Shares received (in Shares) | shares											16,667
Acquired equity percentage											5.00%
Enzylotics, Inc [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Shares received (in Shares) | shares								1,992		1,992
Acquired equity percentage										1.00%
Consideration transferred, fair value										$ 32,855
MineralRite Corporation [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Shares received (in Shares) | shares								4,500
Acquired equity percentage								1.00%
Fly Flyte, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Ownership rate																					80.00%
Ponderosa Air, LLC [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Ownership rate	100.00%	100.00%													100.00%						100.00%
Flewber, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Ownership rate						10.00%	10.00%
Fly Flyte, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Ownership rate	100.00%	100.00%				10.00%	10.00%								100.00%
Percentage of issued and outstanding common stock																												19.98%
Flyte [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Ownership rate			100.00%
VTAK [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Ownership rate			19.98%
Creatd [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Ownership rate			80.02%
Ponderosa Air LLC and Fly Flyte Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Promissory note receivable, at fair value	$ 5,000,000	$ 5,000,000													$ 5,000,000
Discontinued Operations [Member] | Fly Flyte, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Discontinued operation equity sold (in Shares) | shares		800,200
Discontinued operation equity interest sold		0.8002
Discontinued operation ownership interest		1
Discontinued operation remaining interest		0.1998
Discontinued Operations [Member] | Ponderosa Air, LLC [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Discontinued operation ownership interest		1
Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Discontinued operation ownership interest		1
Total consideration	$ 11,554,827	$ 11,554,827													$ 11,554,827
Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Shares issued upon conversion (in Shares) | shares	4,097,873	4,097,873													4,097,873	5,234,644			5,234,644					5,234,644
Cash	$ 631,827														$ 1,035,827
Promissory note receivable, at fair value	$ 4,787,469	$ 4,787,469													$ 4,787,469
Interest rate on promissory note	0.00%	0.00%													0.00%
Interest rate on overdue amounts	4.00%	4.00%													4.00%
Default penalty rate	18.00%	18.00%													18.00%
Aggregate discount on promissory note receivable	$ 212,531	$ 212,531													$ 212,531
Shares of the Buyer's Series D Preferred Stock (in Shares) | shares	5,778	5,778													5,778									5,778
Stated value per share of Buyer's Series D Preferred Stock (in Dollars per share) | $ / shares	$ 1,000	$ 1,000													$ 1,000
Series D convertible preferred stock, at stated value	$ 5,778,000	$ 5,778,000													$ 5,778,000									$ 5,614,086
Preferred stock, conversion price (in Dollars per share) | $ / shares	$ 1.41	$ 1.41													$ 1.41									$ 1.1038
Series D convertible preferred stock, at fair value	$ 5,614,086	$ 5,614,086													$ 5,614,086	$ 4,449,447			$ 4,449,447					$ 5,391,683
Unrealized loss																			1,164,639
Company liabilities assumed by the Buyer	239,446	239,446													239,446
Accounts payable and accrued liabilities assumed by the Buyer	186,446	186,446													186,446
Transition period payroll assumed by the Buyer	53,000	53,000													53,000
Net intercompany due-to balance written off	$ 796,382	$ 796,382													$ 796,382
Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member] | VTAK [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Market price (in Dollars per share) | $ / shares																									$ 1.41
Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member] | Imputed market rate discount [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Imputed market rate	0.10	0.10													0.10
Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member] | Derecognized from Company books
Acquisitions, Investments and Disposals (Details) [Line Items]
Accounts payable and accrued liabilities assumed by the Buyer	$ 96,500	$ 96,500													$ 96,500
Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member] | Not yet derecognized from Company books
Acquisitions, Investments and Disposals (Details) [Line Items]
Accounts payable and accrued liabilities assumed by the Buyer	89,946	89,946													89,946
Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member] | Advance [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Cash				$ 259,000
Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member] | Short term loan agreement [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Cash				$ 145,000
Discontinued Operations [Member] | Fly Flyte, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Promissory notes carried on Fly Flyte's books	418,434	418,434													418,434
Flyte [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Revenue																					$ 1,913,443
Net Income (Loss) Attributable to Parent																					$ (3,647,042)
Fly Flyte, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Percentage of issued and outstanding common stock																												19.98%
Murge E-Commerce, Inc. [Member] | Murge E-Commerce, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Revenue												$ 30,000,000
Chief Executive Officer [Member] | Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Notes payable, net of debt discount and issuance costs	361,143	361,143													361,143
Fly Flyte, Inc. [Member] | Advisory Services [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Revenue																$ 60,000			$ 60,000
Brave Foods, LLC [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Membership interest percentage													100.00%
Employment Matter [Member] | Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Estimate of possible loss	$ 45,000	$ 45,000													$ 45,000
Minimum [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Estimated useful life																					3 years
Minimum [Member] | Risk free interest rate [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted																3.78			3.78
Minimum [Member] | Exercise Price [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted																5.14			5.14
Minimum [Member] | Fly Flyte, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Ownership rate																										20.00%
Minimum [Member] | Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Preferred stock, conversion price (in Dollars per share) | $ / shares	$ 0.35	$ 0.35													$ 0.35									$ 0.35
Minimum [Member] | Legal Proceeding of Predecessor Entity [Member] | Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Estimate of possible loss	$ 240,000	$ 240,000													$ 240,000
Maximum [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Estimated useful life																					5 years
Maximum [Member] | Risk free interest rate [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted																4.25			4.25
Maximum [Member] | Exercise Price [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted																10			10
Maximum [Member] | Fly Flyte, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Ownership rate																										41.73%
Maximum [Member] | Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Preferred stock, conversion price (in Dollars per share) | $ / shares	$ 1.4952	$ 1.4952													$ 1.4952
Maximum [Member] | Legal Proceeding of Predecessor Entity [Member] | Discontinued Operations [Member] | Ponderosa Air LLC and Fly Flyte Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Estimate of possible loss	$ 300,000	$ 300,000													$ 300,000
Common Stock [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Shares issued upon conversion (in Shares) | shares																12,491			12,491				22,575						8,350
Common Stock [Member] | Flewber Global, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares									52,807
Fair value of shares									$ 950,526
Exchange ratio (in Dollars per share) | $ / shares									$ 20
Warrants coverage									10.00%
Common Stock [Member] | Fly Flyte, Inc. [Member] | SEG Jets, LLC [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Voting rights																												19.98%
Series G Preferred Stock [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Preferred stock, conversion price (in Dollars per share) | $ / shares																$ 20			$ 20
Total purchase price					$ 121,389
Warrant coverage																					100.00%
Original issue discount																					25.00%
Exercise price (in Dollars per share) | $ / shares																					$ 10
Shares received (in Shares) | shares						134
Series G Preferred Stock [Member] | Flewber Global, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares									9,475									9,475
Fair value of shares									$ 6,395,625									$ 6,395,625
Exchange ratio (in Dollars per share) | $ / shares									$ 10
Warrants coverage									100.00%
Original issue discount									25.00%
Market price (in Dollars per share) | $ / shares									$ 0.9
Series G Preferred Stock [Member] | Fly Flyte, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares						134
Voting rights						10.00%
Series G Preferred Stock [Member] | Business Acquisitions [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Issue of shares (in Shares) | shares																					9,475
Fair value of shares																					$ 6,395,625
Series G Preferred Stock [Member] | Valuation Technique, Five-Year Lookback [Member] | Flewber Global, Inc. [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Fair value of warrants at issuance (in Dollars per share) | $ / shares									$ 0.9
Series G Preferred Stock [Member] | Valuation Technique, Five-Year Lookback [Member] | Flewber Global, Inc. [Member] | Expected dividend payment [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted									0
Series G Preferred Stock [Member] | Valuation Technique, Five-Year Lookback [Member] | Flewber Global, Inc. [Member] | Look-back period [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted									5
Series G Preferred Stock [Member] | Valuation Technique, Five-Year Lookback [Member] | Flewber Global, Inc. [Member] | Risk free interest rate [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted									0.0409
Series G Preferred Stock [Member] | Valuation Technique, Five-Year Lookback [Member] | Flewber Global, Inc. [Member] | Exercise Price [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted									1
Series G Preferred Stock [Member] | Valuation Technique, Five-Year Lookback [Member] | Flewber Global, Inc. [Member] | Expected dividend yield [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Assumptions used for warrants granted									0
Series G Preferred Stock [Member] | Minimum [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Preferred stock, conversion price (in Dollars per share) | $ / shares																											$ 10
Series G Preferred Stock [Member] | Maximum [Member]
Acquisitions, Investments and Disposals (Details) [Line Items]
Preferred stock, conversion price (in Dollars per share) | $ / shares																											$ 20